Leases - Summary of Maturity Analysis of Annual Undiscounted Cash Flows for Lease Liabilities (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Leases [Abstract]
2026	¥ 18,319
2027	18,802
2028	19,435
2029	19,656
2030	19,220
2031 and thereafter	94,979
Total future lease payments	190,411
Less: Imputed interest	51,743
Total lease liability balance	¥ 138,668